Loans Receivable, Net - Non-Accrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 9,074	$ 7,422
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		1,968
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	270	2,234
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	402	48
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	7,675	1,553
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	208	247
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		166
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	3	8
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 516	$ 1,198